Investments in Associates and Joint Arrangements - Fair Value of Interests in Listed Associates (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of associates [line items]
Carrying amount	¥ 168,552	¥ 160,732
SPD Bank [member]
Disclosure of associates [line items]
Carrying amount	107,982	102,102
Fair value	45,507	51,642
China Tower Corporation Limited (China Tower) [member]
Disclosure of associates [line items]
Carrying amount	51,246	49,790
Fair value	34,560	47,159
True Corporation Public Company Limited ("True Corporation") [member]
Disclosure of associates [line items]
Carrying amount	4,903	5,192
Fair value	¥ 5,489	¥ 4,502